Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

February 18, 2021

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Mr. Raymond A. Be

Re:	NB Crossroads Private Markets Access Fund LLC (File Nos. 333-239934; 811-23591)

Ladies and Gentlemen:

On behalf of NB Crossroads Private Markets Access Fund LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 1 (the "Amendment") to the Fund's Registration Statement (the "Registration Statement") on Form N-2 (also constituting Amendment No. 3 to the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended).

The Amendment is being filed in order to redesignate Class A Shares of the Fund as "Class A-1 Shares," to add Class A-2 Shares as a new share class of the Fund and to make certain other changes to the Fund's prospectus and statement of additional information.  Class A-1 Shares and Class A-2 Shares are substantially similar, except that the Fund does not charge a sales load with respect to Class A-2 Shares.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 486(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits, including the consent of the Fund's independent registered public accounting firm, incorporate comments of the Staff and make certain other revisions.

Please direct any questions or comments regarding the Fund's Registration Statement to me at 212.969.3379 (kkaufman@proskauer.com).

Very truly yours,

/s/ Kim E. Kaufman
Kim E. Kaufman

cc:  Lisa P. Goldstein
Nicole M. Runyan